Cover	Feb. 25, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 3, 2026, ClearThink 1 Acquisition Corp. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original 8-K”) to file an audited balance sheet as of February 25, 2026 (the “Original Balance Sheet”), reflecting receipt of the proceeds upon consummation of the Company’s initial public offering (the “IPO”) of 12,500,000 units and the private placement with ClearThink 1 Sponsor LLC, the Company’s sponsor, consummated simultaneously with the closing of the IPO.The Original Balance Sheet was included as Exhibit 99.1 to the Original 8-K. This Current Report on Form 8-K/A amends the Original 8-K solely to refile Exhibit 99.1 with an updated audited balance sheet (the “Updated Balance Sheet”) that corrects certain disclosures in the notes to the Original Balance Sheet relating to offering costs and fair value measurements. The Updated Balance Sheet includes a report of the auditors dated March 5, 2026, and is filed herewith as Exhibit 99.1. Except as otherwise provided herein, this Current Report on Form 8-K/A does not amend or restate the Original 8-K, nor does it modify or update any of the information made in the Original 8-K.
Document Period End Date	Feb. 25, 2026
Entity File Number	001-43139
Entity Registrant Name	ClearThink 1 Acquisition Corp.
Entity Central Index Key	0002094073
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	ClearThink 1 Acquisition Corp.
Entity Address, Address Line Two	150 E. Palmetto Park Road
Entity Address, Address Line Three	Suite 202
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(561)
Local Phone Number	358-3696
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	CTAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	CTAA
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	CTAAR
Security Exchange Name	NASDAQ